Joint ventures and associated companies - Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Net income	$ (219)	$ 110
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	215	248
Net income	18	103
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	286	463
Net income	$ 5	$ 7